Share Capital	12 Months Ended
Dec. 31, 2017
Disclosure Of Share Capital Reserves And Other Equity Interest [Abstract]
Share Capital

27. SHARE CAPITAL

A) Authorized

Cenovus is authorized to issue an unlimited number of common shares and first and second preferred shares not exceeding, in aggregate, 20 percent of the number of issued and outstanding common shares. The first and second preferred shares may be issued in one or more series with rights and conditions to be determined by the Company’s Board of Directors prior to issuance and subject to the Company’s articles.

B) Issued and Outstanding

	2017		2016
As at December 31,	Number of Common Shares (thousands)	Amount	Number of Common Shares (thousands)	Amount

Outstanding, Beginning of Year	833,290	5,534	833,290	5,534
Common Shares Issued, Net of Issuance Costs and Tax	187,500	2,927	-	-
Common Shares Issued to ConocoPhillips (Note 5)	208,000	2,579	-	-
Outstanding, End of Year	1,228,790	11,040	833,290	5,534

In connection with the Acquisition (see Note 5), Cenovus closed a bought-deal common share financing on April 6, 2017 for 187.5 million common shares, raising gross proceeds of $3.0 billion ($2.9 billion net of $101 million of share issuance costs).

In addition, the Company issued 208 million common shares to ConocoPhillips on May 17, 2017 as partial consideration for the Acquisition. In relation to the share consideration, Cenovus and ConocoPhillips entered into an investor agreement, and a registration rights agreement which, among other things, restricted ConocoPhillips from selling or hedging its Cenovus common shares until after November 17, 2017. ConocoPhillips is also restricted from nominating new members to Cenovus’s Board of Directors and must vote its Cenovus common shares in accordance with Management’s recommendations or abstain from voting until such time ConocoPhillips owns 3.5 percent or less of the then outstanding common shares of Cenovus. As at December 31, 2017, ConocoPhillips continued to hold these common shares.

There were no preferred shares outstanding as at December 31, 2017 (2016 – nil).

As at December 31, 2017, there were 15 million (2016 – 12 million) common shares available for future issuance under the stock option plan.

C) Paid in Surplus

Cenovus’s paid in surplus reflects the Company’s retained earnings prior to the split of Encana Corporation (“Encana”) under the plan of arrangement into two independent energy companies, Encana and Cenovus (pre-arrangement earnings). In addition, paid in surplus includes stock-based compensation expense related to the Company’s NSRs discussed in Note 29A.

	Pre-Arrangement Earnings	Stock-Based Compensation	Total

As at December 31, 2015	4,086	244	4,330
Stock-Based Compensation Expense	-	20	20
As at December 31, 2016	4,086	264	4,350
Stock-Based Compensation Expense	-	11	11
As at December 31, 2017	4,086	275	4,361